Note 17 - Tax Expense - Reconciliation of Tax Rate (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Profit for the year		$ 23,142	$ 25,257	$ 50,401
Total tax expense		14,857	15,173	10,290
Profit before tax		37,999	40,430	60,691
Income tax at Company's domestic tax rate (1)	[1]	0	0	0
Tax rate differences in foreign jurisdictions (2)	[2]	11,847	12,405	16,232
Effect of income tax calculated in RTGS$ as required by PN26 (3)	[3]	590	2,004	(8,526)
Management fee – withholding tax on deemed dividend portion		342	209	224
Management fee – non-deductible deemed dividend		611	570	652
Management fee – withholding tax - current year		148	123	129
Withholding tax on intercompany dividends		0	245	128
- Royalty expenses (4)	[4]	0	0	933
- Donations		311	107	18
- Other non-deductible expenditure		(170)	177	21
Credit export incentive income exemption		0	(598)	(124)
Change in income tax rate (5)	[5]	0	(287)	0
Change in unrecognised deferred tax losses		1,346	272	511
Zimbabwe Area [member]
Statement Line Items [Line Items]
Change in tax estimates		(166)	0	29
SOUTH AFRICA
Statement Line Items [Line Items]
Change in tax estimates		$ (2)	$ (54)	$ 63

[1]	The tax rate in Jersey, Channel Islands is 0% (2020: 0%, 2019: 0%).
[2]	The effective tax rate of 39.10% (2020: 37.52%) exceeds the statutory tax rates of subsidiaries of the Company, as certain expenditures are incurred by the Company that is not tax-deductible against taxable income in Zimbabwe and South Africa, where the enacted tax rates are 24.72% (2020: 25.75%) and 28.00% respectively. Further, Zimbabwean legislation requires the Blanket income taxation calculation to be performed in RTGS$ whereas the functional currency in which the profit before tax is calculated in these consolidated financial statements is in US Dollar; the requirement is further described in point 3 below.
[3]	In 2019 ZIMRA issued PN26 that was affected retrospectively from February 22, 2019. The public notice provided clarity on Section 4 (a) of the Finance Act [Chapter 23.04] of Zimbabwe, which requires a company earning taxable income to pay tax in the same or other specified currency in which taxable income and revenue is earned. PN 26 clarifies that the calculation of taxable income be performed in RTGS$ and that the payment of the tax be in the ratio of the currency that the taxable income and revenue is earned. The reconciling item reconciles the profit before tax calculated using US Dollars as the functional currency of the Zimbabwean entities to taxable income calculated in RTGS$.
[4]	On August 1, 2019 the Zimbabwean Government announced in the mid-term budget speech that mining royalties will be deductible for income tax purposes. The change came into effect on January 1, 2020.
[5]	On November 26, 2020 the Zimbabwean Government announced in the 2021 National Budget Statement that the income tax rate will be reduced from 25.75% to 24.72% and will take effect in the 2021 fiscal tax year. This resulted in a change in the estimated deferred tax liability.